ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

New Century Logistics (BVI) Limited (the “Company”) was incorporated in the British Virgin Islands (“BVI”). The Company conducts its primary operations of provision of freight forwarding and ancillary logistics services in Hong Kong through its direct and indirect wholly owned subsidiaries that are incorporated and domiciled in Hong Kong, namely New Century Logistics Company Limited, NCEW Investment Consultants Limited (formerly known as GLF Cargo Services Limited), Win-Tec Transportation Company Limited, NCL USA Development Company Limited, and Sky Prime Film Production Limited.

On December 18, 2024, the Company closed its initial public offering (the “IPO”) of 1,500,000 ordinary shares (the “Ordinary Shares”) at a public offering of US$4.00 per ordinary share. The ordinary shares commenced trading on the Nasdaq Capital Market on December 18, 2024 under the ticker symbol “NCEW”. The Company received aggregate proceeds of US$6.0 million from this Offering, before deducting underwriting discounts and other related expenses.